Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 12 - RELATED PARTIES

a.	Balances

As of December 31, 2019 and 2018, the Company had an accrual in the amount of $240 thousand, pursuant to the compensation policy regarding the President and Chief Executive Officer annual bonus.

b.	Transactions

During the year ended December 31, 2019, 2018 and 2017, the Company recorded salary expenses, cash bonus and directors' fee to its related parties in the amount of $ 578 thousand, $557 thousand and $558 thousand, respectively.